Unvested Restricted Stock-Based Activity (Detail) (Restricted Share Award, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restricted Share Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, December 31, 2011, Shares	1,261
Restricted stock-based awards granted, Shares	583
Restricted stock-based awards vested, Shares	(478)
Restricted stock-based awards forfeited, Shares	(54)
Outstanding, December 31, 2012, Shares	1,312
Outstanding, December 31, 2011, Weighted-Average Grant-Date Fair Value	$ 38.54
Restricted stock-based awards granted, Weighted-Average Grant-Date Fair Value	$ 36.80
Restricted stock-based awards vested, Weighted-Average Grant-Date Fair Value	$ 38.08
Restricted stock-based awards forfeited, Weighted-Average Grant-Date Fair Value	$ 50.28
Outstanding, December 31, 2012, Weighted-Average Grant-Date Fair Value	$ 37.43